Other Receivables - Summary of Other Receivables Current (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Rebate receivables	$ 513	$ 1,375
Federal excise tax receivable	2,492	2,506
Insurance settlement in process	906	931
Other	164	113
Other receivables	$ 4,075	4,925	$ 3,911
Previously Reported [Member]
Rebate receivables		6,041	1,972
Federal excise tax receivable		2,506	1,643
Insurance settlement in process		931	202
Other		113	94
Other receivables		$ 9,591	$ 3,911